INSURANCE LIABILITIES AND ANNUITY BENEFITS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended			24 Months Ended	48 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Insurance revenues										$ 2,957	$ 3,101	$ 2,865
Net earnings (loss)		$ 2,213	$ 165	$ (863)	$ (1,108)	$ (3,852)	$ 1,467	$ (1,210)	$ (2,813)	407	(6,408)	5,546
Assets		188,851				205,378				188,851	205,378			$ 188,851
Gross premium income										935	967
Interest accretion										1,735	1,730
Favorable pre-tax adjustments, net premium ratio										404	408
Unfavorable adjustment, insufficient gross premium										190	58
Policyholder account balance		$ 1,964				$ 2,124				1,964	2,124			$ 1,964
Policyholder account balance, surrender, withdrawal and benefit payments										441	475
Policyholder account balance, net additions and interest credited										$ 271	$ 326
Policyholder account balance, crediting rate		3.00%				6.00%				3.00%	6.00%			3.00%
Reinsurance recoveries										$ 321	$ 351	350
Reinsurance recoverables, allowances						$ 2,065					2,065	2,079
Reinsurance recoverables, net		$ 255				6,596				255	6,596			$ 255
Reinsurance recoverable, credit loss increase, expense, pre-tax			350
Reinsurance recoverable, credit loss increase, expense, after-tax			$ 276
Reinsurance recoverable, incurred but not yet reported claims		2,396								$ 2,396				2,396
Reinsurance incremental loss (pre-tax)		55
Reinsurance incremental loss (after-tax)		$ 43
Capital contributions to insurance subsidiaries	$ 1,815													$ 13,215
Statutory capital level requirement		300.00%								300.00%				300.00%
Long-term care
Disaggregation of Revenue [Line Items]
Gross premium income										$ 490	487
Interest accretion										1,224	1,194
Life
Disaggregation of Revenue [Line Items]
Gross premium income										415	448
Interest accretion										471	491
Forecast
Disaggregation of Revenue [Line Items]
Capital contributions to insurance subsidiaries													$ 1,820
Run-off Insurance Operations
Disaggregation of Revenue [Line Items]
Insurance revenues										2,957	3,101	2,865
Gross profit (loss)										205	798	197
Net earnings (loss)										159	627	$ 143
Assets		$ 45,031				$ 56,037				$ 45,031	$ 56,037			$ 45,031